CAPITAL STOCK (Details Narrative) - USD ($)																										1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 19, 2023	Dec. 11, 2023	Nov. 15, 2023	Nov. 01, 2023	Oct. 10, 2023	Oct. 01, 2023	Jun. 27, 2023	Jun. 22, 2023	Jun. 21, 2023	Jun. 08, 2023	Jun. 07, 2023	Jun. 06, 2023	Jun. 05, 2023	Jun. 01, 2023	May 25, 2023	May 01, 2023	Apr. 26, 2023	Apr. 25, 2023	Apr. 24, 2023	Apr. 01, 2023	Mar. 22, 2023	Mar. 20, 2023	Jan. 24, 2023	Jan. 06, 2023	Jan. 03, 2023	Mar. 31, 2023	Mar. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																												10,000,000	10,000,000
Preferred stock par value																												$ 0.0001	$ 0.0001
Common stock, shares authorized																												200,000,000	200,000,000
Common stock, par value																												$ 0.0001	$ 0.0001
Common stock, shares issued																												21,419,500	13,365,000
Common stock, shares outstanding																												21,419,500	13,365,000
Shares issued value																												$ 6,200,000
Debt instrument periodic payment																				$ 31,630							$ 5,000
Shares issued																												$ 1,530,651	$ 540,065
Number of options																												2,650,000	1,250,000
Number of options granted																												1,400,000	1,250,000
Exercise price																												$ 0.73	$ 1.10
Share based compensation																												$ 624,463	$ 82,267
Fair value of options outstanding																												573,202
Fair value of warrants	$ 271,216																					$ 31,995
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of warrants outstanding																												852,480	$ 581,264
Private Placement Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued												150,000							100,000
Sale of stock price												$ 1.00							$ 1.00
Consideration paid												$ 150,000							$ 100,000
Private Placement Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued											75,000							100,000
Sale of stock price											$ 1.00							$ 1.00
Consideration paid											$ 75,000							$ 100,000
Private Placement Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued										24,500								25,000
Sale of stock price										$ 1.00								$ 1.00
Consideration paid										$ 24,500								$ 25,000
Private Placement Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued									100,000									25,000
Sale of stock price									$ 1.00									$ 1.00
Consideration paid									$ 100,000									$ 25,000
Private Placement Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued								100,000										75,000
Sale of stock price								$ 1.00										$ 1.00
Consideration paid								$ 100,000										$ 75,000
Private Placement Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued							100,000										100,000
Sale of stock price							$ 1.00										$ 1.00
Consideration paid							$ 100,000										$ 100,000
Private Placement Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued																25,000
Sale of stock price																$ 1.00
Consideration paid																$ 25,000
Private Placement Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued													25,000
Sale of stock price													$ 1.00
Consideration paid													$ 25,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																										1,250,000
Share price																										$ 4.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																												$ 525
Shares issued																												5,250,000
Number of shares sold	4,000,000																				1,250,000
Share price	$ 0.30																				$ 4.00
Gross proceeds	$ 1,200,000																				$ 5,000,000
Shares issued in consideration																												1,780,000	3,365,000
Shares issued																												$ 178	$ 337
Exercise price																$ 1.10														$ 0.32
Vesting term																													3 years
Common Stock [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options																150,000													1,250,000	1,250,000
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	280,000																					87,500
Exercise price	$ 0.38																					$ 5.00
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding																												1,063,000
Outstanding and vested warrants expected term																												3 years 9 months 29 days
Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																							$ 350,000
Share price																							$ 1.00
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value						$ 2,000
Shares issued						50,000
Mrs.Hammer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual salary																$ 150,000
Share based compensation arrangement by share-based payment award, description																The Employment Agreement also required the Company to grant Mrs. Hammer a sign-on bonus of (a) 75,000 restricted shares of common stock of the Company, vested in full upon issuance, and (b) options to purchase an additional 150,000 shares of common stock of the Company, under the Company’s 2022 Equity Incentive Plan (the “Plan”), with an exercise price of the greater of (i) $1.10 per share; and (ii) the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the date the Employment Agreement and the grant is approved by the Board (which date was May 1, 2023), and which exercise price was $1.00 per share, with options to purchase 50,000 shares vesting every twelve months that the Employment Agreement is in effect, subject to the terms of the Plan. The options are exercisable for a period of ten years and are documented by a separate option agreement entered into by the Company and Mrs. Hammer.
Exercise price																$ 1.00
Shares vesting																50,000
Chief Executive Officer [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																													$ 1.10
Chief Executive Officer [Member] | Common Stock [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted																													750,000
Chief Operating Officer [Member] | Common Stock [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted																													500,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Settlement description																							the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Haroon and Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Helfrich and Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement.
Restricted Stock [Member] | Private Placement Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																$ 180,000
Shares issued																180,000
Share price																$ 1.00
Consideration paid																$ 300,000
Restricted Stock [Member] | Dr.Rudman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																								$ 25,000
Shares issued																								25,000
Share price																								$ 1.00
Compensation expense																								$ 2,000
Restricted Stock [Member] | Mr.Boon [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																								$ 25,000
Shares issued																								25,000
Share price																								$ 1.00
Restricted Stock [Member] | Mr Andrew [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value															$ 55,000
Share price				$ 0.58											$ 1.10
Restricted Stock [Member] | Mr Andrew [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued															50,000
Restricted Stock [Member] | Major Dodge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value														$ 22,000
Share price														$ 1.10
Restricted Stock [Member] | Major Dodge [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued														20,000
Restricted Stock [Member] | Dr Douglas Christianson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value				$ 29,000
Shares issued				50,000
Restricted Stock [Member] | Marius Pharmaceuticals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued		100,000
Dojo Labs [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																									$ 100,000
Shares issued																									50,000
Share price																									$ 1.00
Bethor Ltd [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																								$ 250,000
Share price																								$ 1.00
Street Group LLC [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value														$ 55,000
Shares issued														50,000
Share price														$ 1.10
Debt instrument periodic payment														$ 5,000
Greentree Financial Group [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value																												$ 84,750
Share price																												$ 1.13
Greentree Financial Group [Member] | Restricted Stock [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Settlement description																												(a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024.
Shares issued in consideration																												75,000
Shares issued																												$ 40,000
Luca Consulting, LLC [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Settlement description					(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement.
Luca Consulting, LLC [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value					$ 126,000
Shares issued					200,000
Share price					$ 0.63
Shares issued					$ 15,000
Jason Szkup [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value				$ 17,400
Shares issued				30,000
Share price				$ 0.58
Shares issued				$ 10,000
PHX Global LLC [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value			$ 94,000
Shares issued			200,000
Share price			$ 0.47
Marius Pharmaceuticals [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued value		$ 58,000
Share price		$ 0.58